MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS [Text Block]

8. MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS

	Exploration & evaluation assets	Mineral properties	Plant	Machinery & equipment	Building	Transport & office equipment	Total
Cost

Balance at December 31, 2022	$80,155	$519,913	$96,860	$106,260	$20,356	$13,277	$836,821

Additions	511	56,242	36,754	12,134	5,194	2,382	113,217
Impairment of exploration properties	(435)	-	-	-	-	-	(435)
Disposals	-	(239)	-	(417)	-	(623)	(1,279)
Balance at December 31, 2023	$80,231	$575,916	$133,614	$117,977	$25,550	$15,036	$948,324

Additions	3,712	118,381	60,266	32,035	10,177	1,655	226,226
Impairment of exploration properties	(181)	-	-	-	-	-	(181)
Disposals	-	-	(42)	(299)	-	(129)	(470)
Balance at December 31, 2024	$83,762	$694,297	$193,838	$149,713	$35,727	$16,562	$1,173,899

Accumulated depreciation

Balance at December 31, 2022	$-	$445,981	$84,034	$54,420	$9,381	$9,113	$602,929
Depreciation	-	20,723	1,598	7,241	365	1,581	31,508
Disposals	-	-	-	(177)	-	(593)	(770)
Balance at December 31, 2023	$-	$466,704	$85,632	$61,484	$9,746	$10,101	$633,667

Depreciation	-	22,582	1,797	8,137	428	1,461	34,405
Disposals	-	-	(42)	(295)	-	(41)	(378)
Balance at December 31, 2024	$-	$489,286	$87,387	$69,326	$10,174	$11,521	$667,694

Net book value
At December 31, 2023	$80,231	$109,912	$47,982	$56,493	$15,804	$4,935	$314,657
At December 31, 2024	$83,762	$205,011	$106,451	$80,387	$25,553	$5,041	$506,205

Included in mineral properties is $157,146 for acquisition and development costs of development properties (December 31, 2023 - $59,682).  During the year ended December 31, 2024 the Company capitalized borrowing costs related to the Terronera project construction Debt Facility in the amount of $6,814 (December 31, 2023 – $nil) using a capitalization rate of 11.7%.

Other non-current assets include $18,299 (December 31, 2023 - $20,952) of deposits related to items of property, plant and equipment at Terronera.

 As of December 31, 2024 the Company has $24,753 committed for capital equipment purchases.

The Company is obliged to make certain royalty payments on its mineral properties. The following table includes the significant royalties payable by the Company as of December 31, 2024:

Location	Royalties Payable
El Porvenir and El Curso properties at Guanacevi mine	$12 dollar fixed per tonne production payment plus additional net smelter royalty when the silver price obtained is as follows:
• 4% for price less than or equal to $15 dollars per oz
• 9% for price greater than $15 dollars, and up to $20 dollars per oz
• 13% for price greater than $20 dollars, and up to $25 dollars per oz
• 16% for price greater than $25 dollars per oz
Grupo Mexico royalty at Terronera mine	2% net smelter royalty
Pitarrilla, exploration in Mexico	1.25% net smelter royalty
San Patricio, La Palmilla, exploration in Mexico	1% net smelter royalty

During the prior year, the Company sold its interest in the 1% Cozamin Royalty for total consideration of $7,500, payable in cash. The sale resulted in the gain of $6,990 presented in gain on asset disposal for the year ended December 31, 2023.